Trade and other payables (Details) - GBP (£)	Jun. 30, 2020	Jun. 30, 2019
Trade and other payables
Trade payables	£ 155,983,000	£ 196,644,000
Other payables	8,526,000	4,689,000
Accrued expenses	70,638,000	94,381,000
Social security and other taxes	32,268,000	13,855,000
Total trade and other payables	267,415,000	309,569,000
Less: non-current portion
Trade payables	50,065,000	77,438,000
Other payables	1,257,000	1,745,000
Non-current trade and other payables	51,322,000	79,183,000
Current trade and other payables	216,093,000	230,386,000
Transfer fees and other associated costs	149,134,000	187,544,000
Liabilities from share-based payment transactions	1,259,000	1,165,000
Deferred VAT payments	15,474,000
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade and other payables
Trade payables	158,464,000	199,922,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	50,065,000	77,438,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	26,396,000	59,889,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 23,669,000	£ 17,549,000